Equity Method Investments	6 Months Ended
Jun. 30, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
5.	Equity Method Investments

a)	BG Joint Venture

On June 27, 2014, the Partnership acquired from BG its ownership interests in four 174,000-cubic meter LNG carrier newbuildings. Through this transaction, the Partnership has a 30% ownership interest in two LNG carrier newbuildings and a 20% ownership interest in the remaining two LNG carrier newbuildings (collectively the BG Joint Venture). The four vessels are scheduled to deliver between September 2017 and January 2019, and, upon delivery, will each operate under 20-year fixed-rate time-charter contracts, plus extension options with Methane Services Limited, a wholly-owned subsidiary of BG.

As at June 30, 2015, to fund its newbuilding installments, the BG Joint Venture has drawn $73.4 million (December 31, 2014 – $53.7 million) from its $787.0 million long-term debt facility and received $5.4 million of capital contributions from the Partnership (December 31, 2014 – $3.8 million), representing the Partnership’s proportionate share.

b)	Teekay LNG-Marubeni Joint Venture

The joint venture between the Partnership and Marubeni Corporation (or the Teekay LNG-Marubeni Joint Venture) is a party to a loan facility for four of its six LNG carriers, including the Magellan Spirit, which had a grounding incident in January 2015. The Partnership has guaranteed its 52% share of the Teekay LNG-Marubeni Joint Venture’s obligations under this facility. The loan facility contains mandatory prepayment provisions upon early termination of a charter and requires the borrower to maintain a specific debt service coverage ratio. In June 2015, the lenders waived the mandatory prepayment provision in relation to the Magellan Spirit and the debt service coverage ratio covenant for the loan facility. Both waivers are for the remaining term of the facility. In return, the Teekay LNG-Marubeni Joint Venture is required to fund a restricted cash account, which is collateral for the loan facility, with $7.5 million and prepay $30.0 million of the loan facility, both on or before September 30, 2015. These amounts will be funded by the Partnership and Marubeni Corporation based on their respective ownership percentages.

c)	Excalibur and Excelsior Joint Ventures

In February 2015, joint ventures between the Partnership and Exmar NV (or Exmar) for two LNG carriers (or the Excalibur and Excelsior Joint Ventures) completed refinancing existing debt facilities by entering into a $172.8 million long-term debt facility bearing interest at a rate of LIBOR plus 2.75%, maturing in 2019. The Partnership has guaranteed its 50% share of the secured loan facilities of the Excalibur and Excelsior Joint Ventures and, as a result, recorded a guarantee liability of $0.4 million, which is included as part of other long-term liabilities in the Partnership’s consolidated balance sheet. In addition, the Excalibur and Excelsior Joint Ventures entered into four-year interest rate swaps with an aggregate notional amount of $172.8 million, which amortizes quarterly over the term of the interest rate swaps to $133.4 million at maturity. These interest rate swaps exchange the receipt of LIBOR-based interest for the payment of a fixed rate of interest of 1.46% excluding the margin. These interest rate swaps have been designated as qualifying cash flow hedging instruments for accounting purposes. The Excalibur and Excelsior Joint Ventures use the same accounting policy for qualifying cash flow hedging instruments as the Partnership.

d)	Exmar LPG BVBA

In June 2015, Exmar LPG BVBA (or Exmar LPG), the joint venture between the Partnership and Exmar for 24 LPG carriers, completed refinancing its existing debt facility by entering into a $460.0 million long-term debt facility bearing interest at a rate of LIBOR plus 1.90%, maturing in 2021. The Partnership has guaranteed its 50% share of the secured loan facility of Exmar LPG and, as a result, recorded a guarantee liability of $1.7 million, which is included as part of other long-term liabilities in the Partnership’s consolidated balance sheet.